UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       January 21, 2009
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   109

Form 13F Information Table Value Total:  $  125,430
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                               Cubic Asset Management LLC
                                                              FORM 13F
                                                          December 31, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579Y101     2515    43710 SH       Sole                                      43710
ABBOTT LABS                    COM              002824100     1585    29694 SH       Sole                                      29694
ALBEMARLE CORP                 COM              012653101     2117    94925 SH       Sole                                      94925
AMER EAGLE OUTFITTERS          COM              02553E106     1194   127550 SH       Sole                                     127550
AMETEK INC                     COM              031100100      869    28750 SH       Sole                                      28750
APTARGROUP INC                 COM              038336103     1098    31149 SH       Sole                                      31149
ARROW ELECTRONICS              COM              042735100     3060   162397 SH       Sole                                     162397
AT& T INC                      COM              00206R102     1593    55881 SH       Sole                                      55881
AVERY DENNISON CORP            COM              053611109     1198    36600 SH       Sole                                      36600
BANK OF AMERICA CORP           COM              060505104     1290    91634 SH       Sole                                      91634
BANK OF FLORIDA                COM              062128103       54    12800 SH       Sole                                      12800
BARNES GROUP INC               COM              067806109     2471   170400 SH       Sole                                     170400
BELDEN INC                     COM              077454106     1196    57275 SH       Sole                                      57275
BENCHMARK ELECTRONICS          COM              08160H101     2549   199575 SH       Sole                                     199575
BIOFIELD CORP                  COM              090591108        3    84375 SH       Sole                                      84375
BIOMED REALTY TR INC           COM              09063H107      353    30100 SH       Sole                                      30100
BLACK AND DECKER CRP COM       COM              091797100     1098    26270 SH       Sole                                      26270
BRINKER INTL INC               COM              109641100     1285   121950 SH       Sole                                     121950
BRISTOL-MYERS SQUIBB CO        COM              110122108      698    30036 SH       Sole                                      30036
BROOKS AUTOMATION INC          COM              114340102      794   136600 SH       Sole                                     136600
BRUNSWICK CORP                 COM              117043109      224    53175 SH       Sole                                      53175
BURLNGTN N SNTA FE             COM              12189T104      481     6350 SH       Sole                                       6350
CAMBREX CORP                   COM              132011107      252    54600 SH       Sole                                      54600
CARDINAL HEALTH INC OHIO       COM              14149Y108     2358    68400 SH       Sole                                      68400
CATERPILLAR INC DEL            COM              149123101     2294    51346 SH       Sole                                      51346
CHARLOTTE RUSSE HOLDING        COM              161048103      155    23901 SH       Sole                                      23901
COMMERCIAL METALS CO COM       COM              201723103     1686   142000 SH       Sole                                     142000
COMPLETE PRODTN SERVICESINC    COM              20453E109     1280   157000 SH       Sole                                     157000
COVENTRY HEALTH CARE INC       COM              222862104     2478   166545 SH       Sole                                     166545
DELUXE CORPORATION             COM              248019101     1407    94050 SH       Sole                                      94050
DEVON ENERGY CORP NEW          COM              25179M103      287     4375 SH       Sole                                       4375
DOVER CORP                     COM              260003108     1599    48575 SH       Sole                                      48575
DYNAMIC MATRIALS               COM              267888105     1846    95600 SH       Sole                                      95600
EATON CORP                     COM              278058102     1212    24383 SH       Sole                                      24383
EDUCATION REALTY TR INC        COM              28140H104      185    35500 SH       Sole                                      35500
EMERSON ELEC CO                COM              291011104      800    21840 SH       Sole                                      21840
ENERGIZER HOLDINGS             COM              29266R108      756    13963 SH       Sole                                      13963
EQUIFAX INC                    COM              294429105      335    12648 SH       Sole                                      12648
EXXON MOBIL CORP               COM              30231G102      535     6696 SH       Sole                                       6696
FIRST STATE BANCORPORATION     COM              336453105       63    38138 SH       Sole                                      38138
FLOTEK INDS INC                COM              343389102      209    83050 SH       Sole                                      83050
FOREST OIL CORP NEW            COM              346091705     1387    84110 SH       Sole                                      84110
FORTUNE BRANDS INC             COM              349631101      865    20960 SH       Sole                                      20960
GANNETT CO                     COM              364730101      699    87383 SH       Sole                                      87383
GENERAL ELECTRIC               COM              369604103     2249   138841 SH       Sole                                     138841
GENUINE PARTS CO               COM              372460105      209     5530 SH       Sole                                       5530
GROUP 1 AUTOMOTIVE             COM              398905109     1009    93725 SH       Sole                                      93725
HCC INS HOLDING INC            COM              404132102     4141   154810 SH       Sole                                     154810
HELMERICH & PAYNE              COM              423452101      214     9400 SH       Sole                                       9400
HERCULES OFFSHORE INC          COM              427093109      203    42756 SH       Sole                                      42756
HERMAN MILLER INC    COM       COM              600544100      961    73725 SH       Sole                                      73725
ILLINOIS TOOL WORKS INC        COM              452308109      773    22057 SH       Sole                                      22057
IMS HEALTH INC                 COM              449934108     1024    67558 SH       Sole                                      67558
INTEL CORP                     COM              458140100     1646   112306 SH       Sole                                     112306
IOWA TELECOMMUNICATIONS SERVIC COM              462594201      421    29450 SH       Sole                                      29450
JACK HENRY & ASSOC INC         COM              426281101      415    21363 SH       Sole                                      21363
JOHNSON AND JOHNSON  COM       COM              478160104     2810    46971 SH       Sole                                      46971
JPMORGAN CHASE & CO            COM              46625H100      443    14057 SH       Sole                                      14057
KENNAMETAL INC                 COM              489170100     1479    66650 SH       Sole                                      66650
KIMBERLY CLARK                 COM              494368103     2539    48145 SH       Sole                                      48145
KIRBY CORP   COM               COM              497266106      962    35150 SH       Sole                                      35150
LANDSTAR SYSTEM INC            COM              515098101      334     8700 SH       Sole                                       8700
LEXINGTON REALTY TRUST  REIT   COM              529043101       52    10400 SH       Sole                                      10400
LUBRIZOL CORP                  COM              549271104     1768    48580 SH       Sole                                      48580
MANPOWER INC                   COM              56418H100     1127    33150 SH       Sole                                      33150
MARINER ENERGY INC             COM              56845T305      263    25800 SH       Sole                                      25800
MEDICAL ACTION IND INC         COM              58449L100      259    25900 SH       Sole                                      25900
MERRILL LYNCH AND CO INC       COM              590188108      536    46017 SH       Sole                                      46017
MICROSOFT CORP                 COM              594918104     2355   121148 SH       Sole                                     121148
MILLER INDS INC TENN COM NEW   COM              600551204      330    62300 SH       Sole                                      62300
NCR CORP NEW                   COM              62886E108     1541   108950 SH       Sole                                     108950
NEWFIELD EXPL CO     COM       COM              651290108     1419    71850 SH       Sole                                      71850
NICOR INC                      COM              654086107      358    10300 SH       Sole                                      10300
NIKE INC CL B                  COM              654106103      711    13940 SH       Sole                                      13940
NORFOLK SOUTHERN CORP          COM              655844108      213     4535 SH       Sole                                       4535
NOVARTIS ADR                   COM              66987V109     2915    58590 SH       Sole                                      58590
OMNICOM GROUP COM              COM              681919106     1963    72920 SH       Sole                                      72920
ORACLE CORP                    COM              68389X105      304    17140 SH       Sole                                      17140
P P G INDUSTRIES INC           COM              693506107     1614    38030 SH       Sole                                      38030
PACTIV CORPORATION             COM              695257105     1062    42700 SH       Sole                                      42700
PATTERSON COS INC              COM              703395103      644    34350 SH       Sole                                      34350
PFIZER INC                     COM              717081103     1938   109418 SH       Sole                                     109418
PITNEY BOWES INC               COM              724479100     2983   117053 SH       Sole                                     117053
PLANTRONICS INC NEW COM        COM              727493108      950    72000 SH       Sole                                      72000
PROCTOR & GAMBLE               COM              742718109      458     7406 SH       Sole                                       7406
PROSPERITY BANCSHARES          COM              743606105     1614    54550 SH       Sole                                      54550
RANGE RESOURCES CORP DEL       COM              75281a109      650    18910 SH       Sole                                      18910
RENAISSANCERE HLDGS LTD        COM              G7496G103     3396    65860 SH       Sole                                      65860
ROWAN COMPANIES INC            COM              779382100      328    20600 SH       Sole                                      20600
ROYAL DUTCH SHEL PLC    SPONS  COM              780259107      398     7729 SH       Sole                                       7729
ROYCE VALUE TR INC             COM              780910105      145    17310 SH       Sole                                      17310
SEASPAN CORP                   COM              Y75638109      676    76025 SH       Sole                                      76025
SMITHFILDS FOODS               COM              832248108     1295    92050 SH       Sole                                      92050
STANLEY WORKS                  COM              854616109     1500    43975 SH       Sole                                      43975
SUPERIOR ENERGY SVCS INC       COM              868157108     2207   138575 SH       Sole                                     138575
TECHWELL INC                   COM              87874D101      107    16400 SH       Sole                                      16400
TELEFONICA SA SPAIN  ADR       COM              879382208     2872    42615 SH       Sole                                      42615
TEREX CORP                     COM              880779103     1076    62125 SH       Sole                                      62125
TEXTRON INC                    COM              883203101      369    26600 SH       Sole                                      26600
THE SCOTTS MIRACLE GROW CO     COM              810186106     1657    55750 SH       Sole                                      55750
TIME WARNER INC                COM              887317105     1682   167184 SH       Sole                                     167184
TRANSDIGM GROUP INC            COM              893641100     1313    39100 SH       Sole                                      39100
TRAVELERS COS INC              COM              89417E109      389     8598 SH       Sole                                       8598
TRINITY INDUS INC              COM              896522109     1092    69300 SH       Sole                                      69300
UNITED TECHNOLOGIES CORP       COM              913017109      255     4756 SH       Sole                                       4756
VISHAY INTERTECHNLGY           COM              928298108     1075   314400 SH       Sole                                     314400
WHITNEY HOLDING CORP           COM              966612103     2921   182656 SH       Sole                                     182656
iSHARES MSCI EAFE INDEX FUND   COM              464287465      337     7515 SH       Sole                                       7515
VANGUARD PA TAX EXEMPT MMKT                     92204L203       73 72724.210SH       Sole                                  72724.210
REPORT SUMMARY                109 DATA RECORDS              125430            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




